Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Capital Development Fund Class A, Class M, Class C, and Class I
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I

Management fee	0.56%A,B	0.69% A,B	0.69% A,B	0.68% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None

Other expenses	0.01% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	0.82%	1.20%	1.70%	0.69%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% for Class A, 0.22% for Class M, 0.22% for Class C, and 0.19% for Class I was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 654	$ 654	$ 468	$ 468	$ 273	$ 173	$ 70	$ 70

3 years	$ 822	$ 822	$ 718	$ 718	$ 536	$ 536	$ 221	$ 221

5 years	$ 1,004	$ 1,004	$ 987	$ 987	$ 923	$ 923	$ 384	$ 384

10 years	$ 1,530	$ 1,530	$ 1,754	$ 1,754	$ 1,775	$ 1,775	$ 859	$ 859
Supplement to the
Fidelity Advisor® Capital Development Fund Class O
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.53%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.02% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 54

3 years	$ 170

5 years	$ 296

10 years	$ 665
Supplement to the
Fidelity Advisor® Diversified Stock Fund Class A, Class M, Class C, Class I, and Class Z
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.50%A,B	0.57% A,B	0.59% A,B	0.55%A,B	0.43% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.01% B	0.02% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	0.76%	1.09%	1.60%	0.56%	0.44%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% for Class A, 0.21% for Class M, 0.23% for Class C, 0.19% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 648	$ 648	$ 457	$ 457	$ 263	$ 163	$ 57	$ 57	$ 45	$ 45

3 years	$ 804	$ 804	$ 684	$ 684	$ 505	$ 505	$ 179	$ 179	$ 141	$ 141

5 years	$ 973	$ 973	$ 930	$ 930	$ 871	$ 871	$ 313	$ 313	$ 246	$ 246

10 years	$ 1,463	$ 1,463	$ 1,632	$ 1,632	$ 1,675	$ 1,675	$ 701	$ 701	$ 555	$ 555
Supplement to the
Fidelity Advisor® Diversified Stock Fund Class O
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.40% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.41%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.04% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 42

3 years	$ 132

5 years	$ 230

10 years	$ 518

A M C I | Fidelity Advisor Capital Development Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Capital Development Fund Class A, Class M, Class C, and Class I
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I

Management fee	0.56%A,B	0.69% A,B	0.69% A,B	0.68% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None

Other expenses	0.01% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	0.82%	1.20%	1.70%	0.69%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% for Class A, 0.22% for Class M, 0.22% for Class C, and 0.19% for Class I was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 654	$ 654	$ 468	$ 468	$ 273	$ 173	$ 70	$ 70

3 years	$ 822	$ 822	$ 718	$ 718	$ 536	$ 536	$ 221	$ 221

5 years	$ 1,004	$ 1,004	$ 987	$ 987	$ 923	$ 923	$ 384	$ 384

10 years	$ 1,530	$ 1,530	$ 1,754	$ 1,754	$ 1,775	$ 1,775	$ 859	$ 859

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I | Fidelity Advisor Capital Development Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.69%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	$ 468
3 years	rr_ExpenseExampleYear03	718
5 years	rr_ExpenseExampleYear05	987
10 years	rr_ExpenseExampleYear10	1,754
1 year	rr_ExpenseExampleNoRedemptionYear01	468
3 years	rr_ExpenseExampleNoRedemptionYear03	718
5 years	rr_ExpenseExampleNoRedemptionYear05	987
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,754
A M C I | Fidelity Advisor Capital Development Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.56%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	$ 654
3 years	rr_ExpenseExampleYear03	822
5 years	rr_ExpenseExampleYear05	1,004
10 years	rr_ExpenseExampleYear10	1,530
1 year	rr_ExpenseExampleNoRedemptionYear01	654
3 years	rr_ExpenseExampleNoRedemptionYear03	822
5 years	rr_ExpenseExampleNoRedemptionYear05	1,004
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,530
A M C I | Fidelity Advisor Capital Development Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.68%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.69%
1 year	rr_ExpenseExampleYear01	$ 70
3 years	rr_ExpenseExampleYear03	221
5 years	rr_ExpenseExampleYear05	384
10 years	rr_ExpenseExampleYear10	859
1 year	rr_ExpenseExampleNoRedemptionYear01	70
3 years	rr_ExpenseExampleNoRedemptionYear03	221
5 years	rr_ExpenseExampleNoRedemptionYear05	384
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 859
A M C I | Fidelity Advisor Capital Development Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.69%	[1],[2]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.70%
1 year	rr_ExpenseExampleYear01	$ 273
3 years	rr_ExpenseExampleYear03	536
5 years	rr_ExpenseExampleYear05	923
10 years	rr_ExpenseExampleYear10	1,775
1 year	rr_ExpenseExampleNoRedemptionYear01	173
3 years	rr_ExpenseExampleNoRedemptionYear03	536
5 years	rr_ExpenseExampleNoRedemptionYear05	923
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,775
O | Fidelity Advisor Capital Development Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Capital Development Fund Class O
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.52% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.53%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.02% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 54

3 years	$ 170

5 years	$ 296

10 years	$ 665

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
O | Fidelity Advisor Capital Development Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.52%	[1],[3]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.53%
1 year	rr_ExpenseExampleYear01	$ 54
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	$ 665
O | Fidelity Advisor Diversified Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Diversified Stock Fund Class O
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.40% A,B

Distribution and/or Service (12b‑1) fees	None

Other expenses	0.01% B

Total annual operating expenses	0.41%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.04% was previously charged under the services agreements.
B Adjusted to reflect current fees.

1 year	$ 42

3 years	$ 132

5 years	$ 230

10 years	$ 518

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
O | Fidelity Advisor Diversified Stock Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.40%	[1],[4]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.41%
1 year	rr_ExpenseExampleYear01	$ 42
3 years	rr_ExpenseExampleYear03	132
5 years	rr_ExpenseExampleYear05	230
10 years	rr_ExpenseExampleYear10	$ 518
A M C I Z | Fidelity Advisor Diversified Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to the
Fidelity Advisor® Diversified Stock Fund Class A, Class M, Class C, Class I, and Class Z
November 29, 2023
Prospectus
Effective March 1, 2024, the fund’s management contract was amended to incorporate administrative services previously covered under separate services agreements. The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class’s management fee.
The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.
Annual Operating Expenses
(expenses that you pay each year as a % of the value of your investment)

	Class A	Class M	Class C	Class I	Class Z

Management fee	0.50%A,B	0.57% A,B	0.59% A,B	0.55%A,B	0.43% A,B

Distribution and/or Service (12b‑1) fees	0.25%	0.50%	1.00%	None	None

Other expenses	0.01% B	0.02% B	0.01% B	0.01% B	0.01% B

Total annual operating expenses	0.76%	1.09%	1.60%	0.56%	0.44%
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% for Class A, 0.21% for Class M, 0.23% for Class C, 0.19% for Class I, and 0.07% for Class Z was previously charged under the services agreements.
B Adjusted to reflect current fees.

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$ 648	$ 648	$ 457	$ 457	$ 263	$ 163	$ 57	$ 57	$ 45	$ 45

3 years	$ 804	$ 804	$ 684	$ 684	$ 505	$ 505	$ 179	$ 179	$ 141	$ 141

5 years	$ 973	$ 973	$ 930	$ 930	$ 871	$ 871	$ 313	$ 313	$ 246	$ 246

10 years	$ 1,463	$ 1,463	$ 1,632	$ 1,632	$ 1,675	$ 1,675	$ 701	$ 701	$ 555	$ 555

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Adjusted to reflect current fees.
A M C I Z | Fidelity Advisor Diversified Stock Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.57%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.09%
1 year	rr_ExpenseExampleYear01	$ 457
3 years	rr_ExpenseExampleYear03	684
5 years	rr_ExpenseExampleYear05	930
10 years	rr_ExpenseExampleYear10	1,632
1 year	rr_ExpenseExampleNoRedemptionYear01	457
3 years	rr_ExpenseExampleNoRedemptionYear03	684
5 years	rr_ExpenseExampleNoRedemptionYear05	930
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,632
A M C I Z | Fidelity Advisor Diversified Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.76%
1 year	rr_ExpenseExampleYear01	$ 648
3 years	rr_ExpenseExampleYear03	804
5 years	rr_ExpenseExampleYear05	973
10 years	rr_ExpenseExampleYear10	1,463
1 year	rr_ExpenseExampleNoRedemptionYear01	648
3 years	rr_ExpenseExampleNoRedemptionYear03	804
5 years	rr_ExpenseExampleNoRedemptionYear05	973
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,463
A M C I Z | Fidelity Advisor Diversified Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.59%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	$ 263
3 years	rr_ExpenseExampleYear03	505
5 years	rr_ExpenseExampleYear05	871
10 years	rr_ExpenseExampleYear10	1,675
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	505
5 years	rr_ExpenseExampleNoRedemptionYear05	871
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,675
A M C I Z | Fidelity Advisor Diversified Stock Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.43%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.44%
1 year	rr_ExpenseExampleYear01	$ 45
3 years	rr_ExpenseExampleYear03	141
5 years	rr_ExpenseExampleYear05	246
10 years	rr_ExpenseExampleYear10	555
1 year	rr_ExpenseExampleNoRedemptionYear01	45
3 years	rr_ExpenseExampleNoRedemptionYear03	141
5 years	rr_ExpenseExampleNoRedemptionYear05	246
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 555
A M C I Z | Fidelity Advisor Diversified Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.55%	[1],[5]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.56%
1 year	rr_ExpenseExampleYear01	$ 57
3 years	rr_ExpenseExampleYear03	179
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	701
1 year	rr_ExpenseExampleNoRedemptionYear01	57
3 years	rr_ExpenseExampleNoRedemptionYear03	179
5 years	rr_ExpenseExampleNoRedemptionYear05	313
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 701

[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06% for Class A, 0.22% for Class M, 0.22% for Class C, and 0.19% for Class I was previously charged under the services agreements.
[3]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.02% was previously charged under the services agreements.
[4]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.04% was previously charged under the services agreements.
[5]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% for Class A, 0.21% for Class M, 0.23% for Class C, 0.19% for Class I, and 0.07% for Class Z was previously charged under the services agreements.